Exhibit 1

UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

FORM ABS DUE DILIGENCE-15E

CERTIFICATION OF PROVIDER OF THIRD-PARTY DUE DILIGENCE SERVICES FOR ASSET-BACKED SECURITIES

Pursuant 17 CFR 240.17g-10, this Form must be used by a person providing third-party due diligence services in connection with an asset-backed security to comply with Section 15E(s)(4)(B) of the Securities Exchange Act of 1934 (15 U.S.C. 78o-7(s)(4)(B)). Section 15E(s)(4)(B) of the Securities Exchange Act of 1934 requires a person providing the due diligence services to provide a written certification to any nationally recognized statistical rating organization that produces a credit rating to which such due diligence services relate.

Item 1. Identity of the person providing third-party due diligence services

Legal Name: Deloitte LLP

Business Name (if Different):

Principal Business Address: 1 New Street Square, London, EC4A 3HQ, United Kingdom

Item 2. Identity of the person who paid the person to provide due diligence services

Legal Name: Together Asset Backed Securitisation 14 2025-1ST1 PLC

Business Name (If f Different):

Principal Business Address: 10th Floor, 5 Churchill Place, London, E14 5HU

Item 3. Credit rating criteria If the due diligence performed by the third party is intended to satisfy the criteria for due diligence published by a nationally recognized statistical rating organization, identify the nationally recognized statistical rating organization and the title and date of the published criteria (more than one nationally recognized statistical rating organization can be identified).

Not applicable

Item 4. Description of the due diligence performed

Provide a description of the scope and manner of the due diligence services performed in connection with the review of assets that is sufficiently detailed to provide an understanding of the steps taken in performing the review. Include in the description: (1) the type of assets that were reviewed; (2) the sample size of the assets reviewed; (3) how the sample size was determined and, if applicable, computed; (4) whether the accuracy of information or data about the assets provided, directly or indirectly, by the securitizer or originator of the assets was reviewed and, if so, how the review was conducted; (5) whether the conformity of the origination of the assets to stated underwriting or credit extension guidelines, standards, criteria or other requirements was reviewed and, if so, how the review was conducted; (6) whether the value of collateral securing such assets was reviewed and, if so, how the review was conducted; (7) whether the compliance of the originator of the assets with federal, state, and local laws and regulations was reviewed and, if so, how the review was conducted; and (8) any other type of review that was part of the due diligence services conducted by the person executing this Form. This description should be attached to the Form and contain the heading “Item 4.” Provide this description regardless of whether the due diligence performed is intended to satisfy the criteria for due diligence published by a nationally recognized statistical rating organization.

See Appendix 1 relating to Together Asset Backed Securitisation 14 2025-1ST1 PLC

Item 5. Summary of findings and conclusions of review

Provide a summary of the findings and conclusions that resulted from the due diligence services that is sufficiently detailed to provide an understanding of the findings and conclusions that were conveyed to the person identified in Item 2. This description should be attached to the Form and contain the heading “Item 5.”

See Appendix 2 relating to Together Asset Backed Securitisation 14 2025-1ST1 PLC

CERTIFICATION

The undersigned has executed this Form ABS Due Diligence 15E on behalf of, and on the authority of, the person identified in Item 1 of the Form. The undersigned, on behalf of the person, represents that the person identified in Item 1 of the Form conducted a thorough review in performing the due diligence described in Item 4 attached to this Form and that the information and statements contained in this Form, including Items 4 and 5 attached to this Form, which are part of this Form, are accurate in all significant respects on and as of the date hereof.

Name of Person Identified in Item 1: Deloitte LLP

By: Louise Gill

(Print name of duly authorized person) (Signature)

Date: 5 September 2025

Appendix 1

Item 4 of Form ABS Due Diligence-15E related to

Together Asset Backed Securitisation 14 2025-1ST1 PLC

Deloitte LLP performed an agreed-upon procedures engagement conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants (the “Services”) as described in the attached Independent Accountants’ Report on Applying Agreed-Upon Procedures dated 5 September 2025 (the “Report”).

Accordingly:

The nature, scope and design of the Services are solely the responsibility of the “Specified Parties” identified in the Report, and the appropriateness of the Services performed is solely the responsibility of the Specified Parties;

Deloitte LLP makes no representation as to the appropriateness of the Services for the purposes of the Specified Parties or for any other purpose;

The Report is intended solely for the use of the Specified Parties and is not intended to be used by anyone other than the Specified Parties; and

Deloitte LLP was not engaged to conduct, and did not conduct, (i) an audit conducted in accordance with generally accepted auditing standards of (ii) an examination or a review conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants, the objective of which would be the expression of an opinion, conclusion or limited assurance; Deloitte LLP does not express such an opinion, conclusion, limited assurance or any other form of assurance.

The Report contains a description of the following:

(i)	The type of assets;

(ii)	the sample size;

(iii)	how the sample size was determined and, if applicable, computed; and

(iv)	the scope and manner of the Services performed.

None of the engagement, Services or Report was intended to address, nor did the address, the following:

(i)	The conformity of the origination of the assets to stated underwriting or credit extension guidelines, standards, criteria or other requirements;

(ii)	the value of collateral securing such assets; or

(iii)	the compliance of the originator of the asset with the laws of the Courts of England and Wales.

As of the date of this Form, Deloitte LLP performed no other procedures that would be considered due diligence services in relation to Together Asset Backed Securitisation 14 2025-1ST1 PLC

Appendix 2

Item 5 of Form ABS Due Diligence-15E related to

Together Asset Backed Securitisation 14 2025-1ST1 PLC

Independent Accountants’ Report on Applying Agreed-Upon Procedures dated 29 August 2024 related to Together Asset Backed Securitisation 14 2025-1ST1 PLC

Deloitte LLP
2 New Street Square
London
EC4A 3BZ
Phone: +44 (0)20 7936 3000
Fax: +44 (0)20 7583 1198
www.deloitte.co.uk

Independent Accountant’s Report on Applying Asset Agreed Upon Procedures

The Board of Directors of

Together Asset Backed Securitisation 14 2025-1ST1 PLC

10th Floor, 5 Churchill Place

London

E14 5HU

(the “Issuer”)

The Board of Directors of

Together Commercial Finance Limited

Lake View, Lakeside

Cheadle

Cheshire

SK8 3GW

(“TCFL”)

The Board of Directors of

Together Personal Finance Limited

Lake View, Lakeside

Cheadle

Cheshire

SK8 3GW

(“TPFL” and together with TCFL, the “Sellers”)

Lloyds Bank Corporate Markets plc

33 Old Broad Street,

London

EC2N 1HZ

(“LBCM”, and the “Arranger”)

MUFG Securities EMEA plc

Ropemaker Place

25 Ropemaker Street

London

EC2Y 9AJ

(“MUFG”)

NatWest Markets Plc

250 Bishopsgate

London

EC2M 4AA

(“NatWest”)

Natixis

7 Promenade Germaine Sablon

Paris

75013

(“Natixis”)

Deloitte LLP is a limited liability partnership registered in England and Wales with registered number OC303675 and its registered office at 1 New Street Square, London, EC4A 3HQ, United Kingdom.

Deloitte LLP is the United Kingdom affiliate of Deloitte NSE LLP, a member firm of Deloitte Touche Tohmatsu Limited, a UK private company limited by guarantee (“DTTL”). DTTL and each of its member firms are legally separate and independent entities. DTTL and Deloitte NSE LLP do not provide services to clients. Please see www.deloitte.com/about to learn more about our global network of member firms.

© 2025 Deloitte LLP. All rights reserved.

SMBC Bank International plc

100 Liverpool Street

London

EC2M 2AT

(“SMBC”)

Wells Fargo Securities International Limited

33 King William Street

London

EC4R 9AT

(“Wells Fargo”, and together with LBCM, MUFG, NatWest, Natixis, and SMBC, the “Joint Lead Managers”)

and the other Managers (as defined in the Engagement Letter)

5 September 2025

Dear Sirs/Madams,

PROPOSED ISSUE BY TOGETHER ASSET BACKED SECURITISATION 14 2025-1ST1 PLC OF RESIDENTIAL MORTGAGE-BACKED SECURITIES (the “Issue”)

We have performed the procedures enumerated below on certain residential mortgages (the “Loan Pool”), which were agreed to by the Issuer, the Sellers, the Arranger, the Joint Lead Managers, the Managers and the other Managers (as defined in the Engagement Letter). The procedures were performed to assist you in evaluating the validity of certain characteristics of the Loan Pool. This agreed upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants. The appropriateness of these procedures is solely the responsibility of the Issuer, the Sellers, the Arranger, the Joint Lead Managers and the Managers. Consequently, we make no representation regarding the appropriateness of the procedures described below either for the purpose for which this report has been requested or for any other purpose.

This report (the “Asset Agreed Upon Procedures Report”) is addressed to the Board of Directors of the Issuer, the Board of Directors of the Sellers, the Arranger, the Joint Lead Managers and the Managers identified in the Engagement Letter who have agreed to participate in the proposed Issue.

These procedures were established with the Issuer and the Sellers, and the appropriateness of the procedures is solely the responsibility of the Issuer, the Sellers, the Arranger, the Joint Lead Managers and the Managers as discussed above. The Issuer and the Sellers shall be solely responsible for providing accurate and complete information requested by Deloitte necessary to perform the procedures. Deloitte has no responsibility for the accuracy or completeness of the information provided by or on behalf of the Issuer and the Sellers, even if Deloitte had reason to know or should have known of such inaccuracy or incompleteness.

The procedures that we performed and our findings are as follows:

1.	Scope of our work and factual findings

The procedures performed were as defined in Appendix 3 of the Engagement Letter (the “Agreed Upon Procedures”).

The Sellers provided us with a data file ‘TABS_XIV_BoE Loan Level Data_2025_07_31_£370m.xlsx’ (the “First Pool Run”) containing information for each of the 2,336 loans in the Loan Pool as at 31 July 2025 (the “Cut-off Date”).

A random sample of 434 loans was selected from the First Pool Run using the sampling approach below (the “Sample” and “Sample Pool”).

We have carried out the Agreed Upon Procedures on the Sample Pool during the period 12 August 2025 to 2 September 2025.

The sampling approach

Sampling confidence is the probability that the actual errors, within a total population, are contained within the range of an estimate. Precision is the range of that estimate. The precision limit is the estimated maximum predicted number of errors within the total population. Sampling confidence and precision are stated in percentages.

Attribute sampling is a method of assessing the rate of occurrences of a specified attribute in a population and requires agreed upon procedures in relation to certain characteristics of a random sample of individual loans. In this case the Agreed Upon Procedures related to the documentation and procedures that support the Sample Pool contained in the First Pool Run.

Our method of calculating attribute sample sizes is based on the binomial probability distribution.

Statistical tests can only provide estimates of the error.

The procedures we have undertaken, set out in paragraphs 2.1 to 2.28 under the pool agreed upon procedures section below, has been limited to confirming that the selected attribute from the First Pool Run information relating to the Sample Pool agreed to the original loan documentation or copies thereof provided to us in the loan file. We are entitled to assume that the loan documentation is correct and we have not sought to independently verify this information. The loan documentation used in these Agreed upon Procedures was the enquiry/application form, offer letter, loan agreement, product change sheet, offer acceptance letter, annual statement, report on title (“RoT”), Together Legal Charge document, Registered Legal Charge, valuation report, valuer’s correspondence, credit report, income confirmation, income and affordability documents, photographic identification which is defined as a passport, driver’s licence or birth certificate and the primary systems of record, the loan origination system (“LOS System”) and the servicing system (the “Back Office System”, together, the “System”).

Objectives

On the assumption that the information in the First Pool Run is a complete and accurate representation of the Loan Pool, the sample sizes chosen were designed with the objective of us being able to state that we are 99% confident that not more than 1% of the population of the First Pool Run contained an error in the relevant attribute. Where errors were found in the Sample Pool, we have re-calculated the percentage errors that there might be in the First Pool Run and noted the revised percentage below. It is for you to ensure you understand this basis of reporting and to determine whether the errors are acceptable to you and for the purposes of the Issue.

2.	Pool agreed upon procedures

For each loan in the Sample Pool we carried out the following agreed upon procedures and have given a confidence and precision percentage for each procedure.

For the purposes of this report, the failure of a single attribute is termed an error.

2.1	Account Number

For each loan in the Sample Pool, we confirmed whether the account number shown on the Sample Pool agreed to that shown on the System. We found that the account number agreed to the System, with no exception.

As a result of the procedure performed there is a 99% confidence that not more than 1% of the First Pool Run contained errors.

2.2	Borrower(s) Name

Substantially agreed is defined as being able to identify the name even where minor spelling errors or reversals of initials had occurred.

2.2.1

For each loan in the Sample Pool, we confirmed whether the borrower’s name shown on the System substantially agreed with that shown on the offer letter or loan agreement. We found that the borrower’s name shown on the System substantially agreed to the offer letter or loan agreement, with no exception.

As a result of the procedure performed there is a 99% confidence that not more than 1% of the First Pool Run contained errors.

2.2.2

For each loan in the Sample Pool, we confirmed whether the borrower’s name shown on the System substantially agreed with that shown on the RoT, Registered Legal Charge or Together Legal Charge document. We found that the borrower’s name shown on the System substantially agreed to the RoT, Registered Legal Charge or Together Legal Charge document, with no exception.

As a result of the procedure performed there is a 99% confidence that not more than 1% of the First Pool Run contained errors.

2.3	Security Address

Substantially agreed is defined as being able to identify the address where minor spelling errors have occurred or where the absence or the addition of a house name, an estate name or a geographic area identifier has occurred.

2.3.1

For each loan in the Sample Pool, we confirmed whether the security address shown on the System substantially agreed with that shown on the valuation report. In the case of an automated valuation model (“AVM”), we confirmed whether the security address agreed to the “Hometrack” screen on the LOS System. We found that the security address shown on the System substantially agreed to the valuation report or in the case of an AVM, the “Hometrack” screen on the LOS System, with no exception.

As a result of the procedure performed there is a 99% confidence that not more than 1% of the First Pool Run contained errors.

2.3.2

For each loan in the Sample Pool, we confirmed whether the security address shown on the System substantially agreed with that shown on the offer letter or loan agreement. We found that the security address shown on the System substantially agreed to the offer letter or loan agreement, with no exception.

As a result of the procedure performed there is a 99% confidence that not more than 1% of the First Pool Run contained errors.

2.3.3

For each loan in the Sample Pool, we confirmed whether the security address shown on the System substantially agreed with that shown on the RoT, Registered Legal Charge or Together Legal Charge document. We found that the security address shown on the System substantially agreed to the RoT, Registered Legal Charge or Together Legal Charge document, with no exception.

As a result of the procedure performed there is a 99% confidence that not more than 1% of the First Pool Run contained errors.

2.4	Employment Type

For each loan in the Sample Pool, we confirmed whether the employment type of the primary borrower shown on the Sample Pool agreed to the “Applicant” section within the LOS System or income and affordability documents. Where the loan was not originated on the LOS System we confirmed whether the employment type of the primary borrower shown on the Sample Pool agreed to the enquiry/application form. We found that the employment type of the primary borrower shown in the Sample Pool agreed to the “Applicant” section within the LOS System, income and affordability documents or the enquiry/application form, with no exception.

As a result of the procedure performed there is a 99% confidence that not more than 1% of the First Pool Run contained errors.

2.5	Loan Purpose

For each loan in the Sample Pool, we confirmed whether the loan purpose shown on the Sample Pool agreed with that shown on the “Application” section within the LOS System. Where the loan was not originated on the LOS System, we confirmed whether the loan purpose shown on the Sample Pool agreed to the enquiry/application form. We found that the loan purpose agreed with that shown on the “Application” section within the LOS System or the enquiry/application form, except for 1 case.

Deloitte reference	Description of exception
DT374	Sample Pool = Equity Release (4); LOS System = Investment Mortgage (11)

As a result of the procedure performed there is a 99% confidence that not more than 2% of the First Pool Run contained errors.

2.6	Document Signatories

2.6.1

For each loan in the Sample Pool, we confirmed whether the offer acceptance letter had been signed in the space designated for the borrower(s). We found that the offer acceptance letter had been signed in the space designated for the borrower(s), with no exception.

As a result of the procedure performed there is a 99% confidence that not more than 1% of the First Pool Run contained errors.

2.6.2

For each loan in the Sample Pool, we confirmed whether the valuation report had been signed in the space designated for the surveyor. We found that the valuation report had been signed in the space designated for the surveyor, with no exception.

As a result of the procedure performed there is a 99% confidence that not more than 1% of the First Pool Run contained errors.

2.7	Income Confirmation

For each loan in the Sample Pool, we confirmed whether there is evidence on the loan file that income confirmation had been obtained, where required. Evidence is defined as a copy of a P60, employer’s reference, bank statements, payslips, accountant certificate, financial statements, rental confirmation, customer property schedule, screenshots outlining rental amount associated with property postcode on Rightmove, lease/tenancy agreement and occupational lease report. We found that income confirmation had been obtained, except for 2 cases.

Deloitte reference	Description of exception
DT226	Income confirmation not available
DT236	Income confirmation not available

As a result of the procedure performed there is a 99% confidence that not more than 2% of the First Pool Run contained errors.

2.8	Credit Search

The Sellers confirmed that a credit search is not carried out for non-UK residents as per underwriting guidelines, therefore no county court judgements (“CCJs”), IVA and bankruptcy information is captured. We have not classified these as exceptions where the Sample Pool showed no CCJs, IVA or bankruptcy information.

2.8.1

For each loan in the Sample Pool, we confirmed whether the bankruptcy flag shown on the Sample Pool agreed to the credit report. We found that the bankruptcy flag shown in the Sample Pool agreed to the credit report, with no exception.

As a result of the procedure performed there is a 99% confidence that not more than 1% of the First Pool Run contained errors.

2.8.2

For each loan in the Sample Pool, we confirmed whether the number of unsatisfied CCJs shown on the Sample Pool agreed with that shown on the credit report. We found that the number of unsatisfied CCJs shown in the Sample Pool agreed to that shown on the credit report, except for 2 cases.

Deloitte reference	Description of exception
DT081	Sample Pool = 0; credit report = 1
DT434	Sample Pool = 0; credit report = 1

As a result of the procedure performed there is a 99% confidence that not more than 2% of the First Pool Run contained errors.

2.8.3

For each loan in the Sample Pool, we confirmed whether the value of unsatisfied CCJs shown on the Sample Pool agreed with that shown on the credit report. We found that the value of unsatisfied CCJs shown in the Sample Pool agreed to that shown on the credit report, except for 2 cases.

Deloitte reference	Description of exception
DT081	Sample Pool = 0; credit report = £924
DT434	Sample Pool = 0; credit report = £7,585

As a result of the procedure performed there is a 99% confidence that not more than 2% of the First Pool Run contained errors.

2.8.4

For each loan in the Sample Pool, we confirmed whether the number of satisfied CCJs shown on the Sample Pool agreed with that shown on the credit report. We found that the number of satisfied CCJs shown in the Sample Pool agreed to that shown on the credit report, with no exception.

As a result of the procedure performed there is a 99% confidence that not more than 1% of the First Pool Run contained errors.

2.8.5

For each loan in the Sample Pool, we confirmed whether the value of satisfied CCJs shown on the Sample Pool agreed with that shown on the credit report. We found that the value of satisfied CCJs shown in the Sample Pool agreed to that shown on the credit report, with no exception.

As a result of the procedure performed there is a 99% confidence that not more than 1% of the First Pool Run contained errors.

2.9	Identification Verification

For each loan in the Sample Pool, we confirmed whether an identification verification had been carried out, and evidence of identification had been obtained, where required. Evidence of identification is defined as a copy of photographic identification, such as a passport or driver’s licence or a birth certificate. We found that an identification verification had been carried out, and evidence of identification had been obtained, with no exception.

As a result of the procedure performed there is a 99% confidence that not more than 1% of the First Pool Run contained errors.

2.10	Property Type

For each loan in the Sample Pool, we confirmed whether the property type shown on the Sample Pool agreed with that shown on the valuation report. In the case of an AVM, we confirmed whether the property type agreed to the “Hometrack” screen on the LOS System. We found that the property type agreed with that shown on the valuation report or in the case of an AVM, the “Hometrack” screen on the LOS System, with no exception.

As a result of the procedure performed there is a 99% confidence that not more than 1% of the First Pool Run contained errors.

2.11	Valuation Amount

For each loan in the Sample Pool, we confirmed whether the valuation amount shown on the Sample Pool agreed to the total collateral value shown on the valuation report(s) or valuer’s correspondence confirming the valuation(s). In the case of an AVM, we confirmed whether the valuation amount agreed to the “Hometrack” or “Security Valuation” screen on the LOS System. We found that the valuation amount agreed to the total collateral value shown on the valuation report(s), valuer’s correspondence confirming the valuation(s) or in the case of an AVM, the “Hometrack” or “Security Valuation” screen on the LOS System, with no exception.

As a result of the procedure performed there is a 99% confidence that not more than 1% of the First Pool Run contained errors.

2.12	Valuation Date

For each loan in the Sample Pool, we confirmed whether the valuation date shown on the Sample Pool agreed to, within 3 months of that shown on the valuation report or valuer’s correspondence confirming the valuation. In the case of an AVM, we confirmed whether the valuation date agreed to the “Hometrack” or “Security Valuation” screen on the LOS System. We found that the valuation date agreed to, within 3 months of that shown on the valuation report, valuer’s correspondence confirming the valuation or in the case of an AVM, the “Hometrack” or “Security Valuation” screen on the LOS System, except for 2 cases.

Deloitte reference	Description of exception
DT054	Sample Pool = 17/04/2024; valuation report = 02/11/2023
DT264	Sample Pool = 13/03/2024; valuation report = 15/10/2019

As a result of the procedure performed there is a 99% confidence that not more than 2% of the First Pool Run contained errors.

2.13	Valuation Method

For each loan in the Sample Pool, we confirmed whether the valuation method shown on the Sample Pool agreed to that shown on the valuation report. In the case of an AVM, we confirmed whether the valuation method agreed to the “Hometrack” or “Security Valuation” screen on the LOS System. We found that the valuation method agreed to that shown on the valuation report or in the case of an AVM, the “Hometrack” or “Security Valuation” screen on the LOS System, with no exception.

As a result of the procedure performed there is a 99% confidence that not more than 1% of the First Pool Run contained errors.

2.14	Amount Advanced

For each loan in the Sample Pool, we confirmed whether the amount advanced shown on the Sample Pool agreed to that shown on the offer letter or loan agreement. In the case of a further advance, we confirmed whether the amount advanced agreed to the “Funding” section on the LOS System. We found that the amount advanced agreed to that shown on the offer letter, loan agreement or in the case of a further advance, to the “Funding” section on the LOS System, with no exception.

As a result of the procedure performed there is a 99% confidence that not more than 1% of the First Pool Run contained errors.

2.15	Interest Rate

2.15.1

For each loan in the Sample Pool, we confirmed whether the current interest rate shown on the Sample Pool agreed with the interest rate applicable at the next payment date, as at the Cut-off Date, shown on the Back Office System. We found that the current interest rate agreed with the interest rate applicable at the next payment date, as at the Cut-off Date, shown on the Back Office System, with no exception.

As a result of the procedure performed there is a 99% confidence that not more than 1% of the First Pool Run contained errors.

2.15.2

For each loan in the Sample Pool, we confirmed whether the interest rate margin shown on the Sample Pool agreed with that shown on the offer letter or loan agreement or subsequent product change sheet. We found that the interest rate margin agreed with that shown on the offer letter or loan agreement or subsequent product change sheet, with no exception.

As a result of the procedure performed there is a 99% confidence that not more than 1% of the First Pool Run contained errors.

2.15.3

For each loan in the Sample Pool, we confirmed whether the interest rate type shown on the Sample Pool agreed with that shown on the offer letter or loan agreement or subsequent product change sheet. We found that the interest rate type agreed with that shown on the offer letter or loan agreement or subsequent product change sheet, with no exception.

As a result of the procedure performed there is a 99% confidence that not more than 1% of the First Pool Run contained errors.

2.16 Repayment Type

For each loan in the Sample Pool, we confirmed whether the repayment type shown on the Sample Pool agreed with that shown on the offer letter or loan agreement or subsequent product change sheet. We found that the repayment type agreed with that shown on the offer letter or loan agreement or subsequent product change sheet, with no exception.

As a result of the procedure performed there is a 99% confidence that not more than 1% of the First Pool Run contained errors.

2.17 Maturity Date

For each loan in the Sample Pool, we confirmed whether the loan maturity date shown on the Sample Pool agreed to that shown on the offer letter or loan agreement. For each loan where a maturity date change has taken place, we confirmed whether the maturity date agreed to the annual statement. We found that the loan maturity date agreed with that shown on the offer letter, loan agreement or annual statement, with no exception.

As a result of the procedure performed there is a 99% confidence that not more than 1% of the First Pool Run contained errors.

2.18 Original Loan Term

For each loan in the Sample Pool, we confirmed whether the original term shown on the Sample Pool agreed to that shown on the offer letter or loan agreement. We found that the original term agreed to that shown on the offer letter or loan agreement, with no exception.

As a result of the procedure performed there is a 99% confidence that not more than 1% of the First Pool Run contained errors.

2.19 Regulated Loan

For each loan in the Sample Pool, we confirmed whether the regulated loan flag shown on the Sample Pool agreed to that shown on the offer letter or loan agreement. We found that the regulated loan flag agreed to that shown on the offer letter or loan agreement, with no exception.

As a result of the procedure performed there is a 99% confidence that not more than 1% of the First Pool Run contained errors.

2.20 Loan Origination Date

2.20.1

For each loan in the Sample Pool, we confirmed whether the origination date shown on the Sample Pool agreed to that shown on the System. We found that the origination date agreed to that shown on the System, with no exception.

As a result of the procedure performed there is a 99% confidence that not more than 1% of the First Pool Run contained errors.

2.21 Current Principal Balance

For each loan in the Sample Pool, we confirmed whether the current principal balance shown on the Sample Pool agreed to the current balance shown on the System as at the Cut-off Date, to within +/- £50. The current principal balance shown on the Sample Pool is capped at the amount advanced, where the current balance is higher than the amount advanced and excludes any costs and charges that have been applied to the loan since origination. We found that the current principal balance agreed to that shown on the System as at the Cut-off Date, to within +/- £50, with no exception.

As a result of the procedure performed there is a 99% confidence that not more than 1% of the First Pool Run contained errors.

2.22 Arrears Balance

For each loan in the Sample Pool, we confirmed whether the arrears balance shown on the Sample Pool agreed to that shown on the System as at the Cut-off Date. We found that the arrears balance agreed to that shown on the System as at the Cut-off Date, with no exception.

As a result of the procedure performed there is a 99% confidence that not more than 1% of the First Pool Run contained errors.

2.23 Last Date of Arrears

For each loan in the Sample Pool, we confirmed whether the last date of arrears shown on the Sample Pool agreed to the last month end the account was in arrears shown on the System. We found that the last date of arrears agreed to the last month end the account was in arrears shown on the System, with no exception.

As a result of the procedure performed there is a 99% confidence that not more than 1% of the First Pool Run contained errors.

2.24 Monthly Scheduled Payment

For each loan in the Sample Pool, we confirmed whether the monthly scheduled payment shown on the Sample Pool agreed to that shown on the System. We found that the monthly scheduled payment agreed to that shown on the System, with no exception.

As a result of the procedure performed there is a 99% confidence that not more than 1% of the First Pool Run contained errors.

2.25 First Payment Received

For each loan in the Sample Pool, we confirmed whether the transaction history on the System showed that the first payment had been received in the month following the origination date. We found that the transaction history on the System showed that the first payment had been received in the month following the origination date, except for 3 cases.

Deloitte reference	Description of exception
DT185	Origination date = 05/03/2024; first payment received = 22/05/2024
DT364	Origination date = 30/05/2024; first payment received = 11/07/2024
DT397	Origination date = 30/05/2024; first payment received = 05/07/2024

As a result of the procedure performed there is a 99% confidence that not more than 3% of the First Pool Run contained errors.

2.27 Shared Ownership

For each loan in the Sample Pool, we confirmed whether the shared ownership shown on the Sample Pool agreed with that shown on the “Security” section within the LOS System. Where the loan was not originated on the LOS System, we confirmed whether the shared ownership shown on the Sample Pool agreed to the enquiry/application form. We found that the shared ownership agreed with that shown on the “Security” section within the LOS System or the enquiry/application form, with no exception.

As a result of the procedure performed there is a 99% confidence that not more than 1% of the First Pool Run contained errors.

2.28 Debt Service Coverage Ratio (DSCR)

For each loan in the Sample Pool, we recalculated the DSCR using total annual income, borrower income and payment due shown on the Sample Pool (the “Recalculated DSCR”). We confirmed whether the Recalculated DSCR agreed to the DSCR shown on the Sample Pool, to 2 decimal places. We found that the Recalculated DSCR agreed to the DSCR shown on the Sample Pool, to 2 decimal places, with no exception.

As a result of the procedure performed there is a 99% confidence that not more than 1% of the First Pool Run contained errors.

3.	Scope of this Asset Agreed Upon Procedures Report

The scope of our work in preparing this Asset Agreed Upon Procedures Report was limited solely to those procedures set out above. We were not engaged to and did not conduct an audit the objective of which would be the expression of an opinion on the matters subject to the procedures described above. Accordingly, we do not express any opinion or overall conclusion on the procedures we have performed. You are responsible for determining whether the scope of our work specified is sufficient for your purposes and we make no representation regarding the appropriateness of these procedures for your purposes. If we were to perform additional procedures, other matters might come to our attention that would be reported to you.

This Asset Agreed Upon Procedures Report should not be taken to supplant any other enquiries and procedures that may be necessary to satisfy the requirements of the recipients of this Asset Agreed Upon Procedures Report.

This Asset Agreed Upon Procedures Report has been prepared for use in connection with the offering of securities inside of the United States and in accordance with United States attestation standards established by the American Institute of Certified Public Accountants and not in accordance with United Kingdom or other professional standards. This Asset Agreed Upon Procedures Report is only intended to be relied on in connection with any obligations or responsibilities in connection with the Issue that you may have under any legislation, regulations and/or rule of law under United States federal or state securities law. We accept no responsibility to, and deny any liability to, any person or in any way arising from or in connection with the use of this Asset Agreed Upon Procedures Report in connection with any offering of securities outside the United States.

4.	Use of this Asset Agreed Upon Procedures Report

Subject to the terms specified in our Engagement Letter dated 5 September 2025, this Asset Agreed Upon Procedures Report is provided solely for the private information and use of the Issuer, the Sellers, the Arranger, the Joint Lead Managers and the Managers and is not intended to be and should not be used by anyone other than the Issuer, the Sellers, the Arranger, the Joint Lead Managers and the Managers. This Agreed Upon Procedures Report should not be included in any publicly filed or publicly available document nor should this Agreed Upon Procedures Report, the services performed hereunder, or Deloitte’s engagement hereunder be referred to in any publicly filed or publicly available document, in each case, except under the terms specified in our Engagement Letter. For the avoidance of doubt, the Arranger, the Joint Lead Managers and the Managers are being provided with the Asset Agreed Upon Procedures Report in their capacity as addressees and not the engaging party.

If you have any questions or would like to discuss the content of this Asset Agreed Upon Procedures Report please do not hesitate to contact Louise Gill on +44 (0) 113 292 1299.

Yours truly,

Deloitte LLP